Pensions and Other Post-employment Benefits - Defined Contribution Pension Plan. Defined Benefit Obligation, Fair Value of Plan Assets and Funded Status (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Defined contribution plan expense	$ 56	$ 59
DB Pension Plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0	0
Interest cost	0	0
Past service cost	0	3
Remeasurements
Actuarial gain – experience	0	0
Actuarial loss – financial assumptions	4	9
Return on plan assets greater than discount rate	(3)	(16)
Past service cost	0	3
DB Pension Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance	39	79
Current service cost	0	0
Interest cost	1	2
Benefits paid	(2)	(3)
Past service cost	0	3
Settlements	0	(49)
Remeasurements
Actuarial gain – experience	0	0
Actuarial loss – financial assumptions	4	9
Increase (decrease) through changes in foreign exchange rates, net defined benefit liability (asset)	(1)	(2)
Defined benefit obligation, ending balance	41	39
Past service cost	0	3
DB Pension Plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance	31	71
Interest cost	1	2
Contributions by employer	0	(1)
Benefits paid	(2)	(3)
Settlements	0	(52)
Remeasurements
Increase (decrease) through changes in foreign exchange rates, net defined benefit liability (asset)	(1)	(2)
Return on plan assets greater than discount rate	3	16
Defined benefit obligation, ending balance	32	31
OPEB Plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	9	10
Interest cost	6	7
Past service cost	0	(29)
Remeasurements
Actuarial gain – experience	(1)	(1)
Actuarial loss – financial assumptions	14	20
Return on plan assets greater than discount rate	0	0
Past service cost	0	(29)
OPEB Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance	201	199
Current service cost	9	10
Interest cost	6	7
Benefits paid	(5)	(4)
Past service cost	0	(29)
Settlements	0	0
Remeasurements
Actuarial gain – experience	(1)	(1)
Actuarial loss – financial assumptions	14	20
Increase (decrease) through changes in foreign exchange rates, net defined benefit liability (asset)	0	(1)
Defined benefit obligation, ending balance	224	201
Past service cost	0	(29)
OPEB Plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance	0	0
Interest cost	0	0
Contributions by employer	3	2
Benefits paid	(3)	(2)
Settlements	0	0
Remeasurements
Increase (decrease) through changes in foreign exchange rates, net defined benefit liability (asset)	0	0
Return on plan assets greater than discount rate	0	0
Defined benefit obligation, ending balance	0	0
Retirement Plan Funding Status [Member] | DB Pension Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance	(8)
Remeasurements
Defined benefit obligation, ending balance	(9)	(8)
Retirement Plan Funding Status [Member] | OPEB Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance	(201)
Remeasurements
Defined benefit obligation, ending balance	$ (224)	$ (201)